Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 171,444	$ 311,610
Goodwill	382,750	1,732,431
Impairment charges on goodwill	1,207,234	$ 2,243,820
Goodwill sold assets	$ 1,349,681
Estimated useful life	10 years	10 years
Intangible asset impairment charge		$ 438,374
Net loss from discontinued operations, net of tax	9,737,003	(2,390,235)
Impairment charges
Contract liabilities	$ 25,144	$ 162,614
Common stock equivalents outstanding (in Shares)	561,197	582,843
Operating loss	$ 8,554,067
Cash flows used in continuing operations	(8,593,948)	$ (5,311,684)
Working capital deficit	6,224,966
Cash balances in excess of provided insurance	0	37,752
Warrant liabilities	80,520	$ 833,615
HWN’s Technology Services [Member]
Significant Accounting Policies [Line Items]
Net loss from discontinued operations, net of tax	$ 121,826
OCL [Member] | Overwatch Cyberlab, Inc [Member]
Significant Accounting Policies [Line Items]
Ownership percentage	80.00%
Customer One [Member] | Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage	15.00%	51.00%
Customer Two [Member] | Customer Concentration Risk [Member] | Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Customers risk, percentage	12.00%